UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2014
Date of reporting period: July 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND	Schedule of Investments
July 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (94.35%)
CONSUMER DISCRETIONARY – (23.77%)
Consumer Durables & Apparel – (4.41%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	86,040	$8,164,526
Hunter Douglas N.V. (Netherlands)	13,030	586,257
		8,750,783
Consumer Services – (2.10%)
Las Vegas Sands Corp.	56,370	4,162,925
Media – (5.07%)
Grupo Televisa S.A.B., ADR (Mexico)	159,780	5,686,570
Liberty Global PLC, Series C *	109,190	4,365,962
		10,052,532
Retailing – (12.19%)
Amazon.com, Inc. *	20,360	6,372,578
Coupons.com Inc. *	69,800	1,432,994
Ctrip.com International, Ltd., ADR (China)*	61,300	3,925,039
JD.com Inc., Class A, ADR (China)*	64,500	1,843,410
Jumei International Holding Ltd., Class A, ADR (China)*	14,600	416,684
Netflix Inc. *	3,110	1,314,643
Priceline Group Inc. *	2,005	2,491,684
Vipshop Holdings Ltd., ADS (China)*	31,070	6,386,128
		24,183,160
	TOTAL CONSUMER DISCRETIONARY	47,149,400
CONSUMER STAPLES – (10.94%)
Food & Staples Retailing – (0.74%)
Brasil Pharma S.A. (Brazil)*	438,800	690,475
Sysco Corp.	21,720	775,187
		1,465,662
Food, Beverage & Tobacco – (10.20%)
Diageo PLC (United Kingdom)	204,048	6,128,036
Heineken Holding N.V. (Netherlands)	93,569	5,957,341
Lindt & Spruengli AG - Participation Certificate (Switzerland)	1,196	6,212,700
United Spirits Ltd. (India)	49,920	1,942,724
		20,240,801
	TOTAL CONSUMER STAPLES	21,706,463
ENERGY – (2.47%)
Canadian Natural Resources Ltd. (Canada)	28,930	1,261,348
Ultra Petroleum Corp. *	158,570	3,634,424
	TOTAL ENERGY	4,895,772
FINANCIALS – (7.81%)
Banks – (1.08%)
Wells Fargo & Co.	42,200	2,147,980
Diversified Financials – (6.73%)
Capital Markets – (1.61%)
CETIP S.A. - Mercados Organizados (Brazil)	74,220	1,038,344
Charles Schwab Corp.	78,040	2,165,610
		3,203,954

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (5.12%)
Berkshire Hathaway Inc., Class B *	42,420	$5,320,741
BM&FBOVESPA S.A. (Brazil)	566,300	3,022,763
Groupe Bruxelles Lambert S.A. (Belgium)	13,943	1,386,733
Pargesa Holding S.A., Bearer Shares (Switzerland)	4,966	420,345
		10,150,582
		13,354,536
	TOTAL FINANCIALS	15,502,516
HEALTH CARE – (10.10%)
Health Care Equipment & Services – (8.51%)
Diagnosticos da America S.A. (Brazil)	294,480	1,923,612
Essilor International S.A. (France)	26,212	2,560,601
IDEXX Laboratories, Inc. *	19,538	2,431,993
Laboratory Corp. of America Holdings *	26,560	2,754,006
Sinopharm Group Co. - H (China)	301,880	886,547
UnitedHealth Group Inc.	78,000	6,321,900
		16,878,659
Pharmaceuticals, Biotechnology & Life Sciences – (1.59%)
Sinovac Biotech Ltd. (China)*	289,268	1,608,330
Valeant Pharmaceuticals International, Inc. (Canada)*	13,290	1,560,113
		3,168,443
	TOTAL HEALTH CARE	20,047,102
INDUSTRIALS – (22.71%)
Capital Goods – (13.57%)
Assa Abloy AB, Class B (Sweden)	71,440	3,510,228
Brenntag AG (Germany)	5,450	874,994
PACCAR Inc.	67,670	4,214,149
Rockwell Automation, Inc.	48,260	5,388,712
Schneider Electric SE (France)	93,680	7,939,989
Textron Inc.	67,220	2,444,791
TransDigm Group, Inc.	15,230	2,557,422
		26,930,285
Commercial & Professional Services – (1.36%)
Experian PLC (United Kingdom)	157,765	2,699,472
Transportation – (7.78%)
Expeditors International of Washington, Inc.	31,360	1,353,968
Kuehne & Nagel International AG (Switzerland)	48,075	6,411,175
Wesco Aircraft Holdings, Inc. *	404,390	7,663,191
		15,428,334
	TOTAL INDUSTRIALS	45,058,091
INFORMATION TECHNOLOGY – (14.88%)
Software & Services – (14.88%)
58.com Inc., Class A, ADR (China)*	6,440	316,526
Angie's List Inc. *	186,980	1,558,478

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2014 (Unaudited)

	Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
ASAC II L.P., Private Placement *(a)	2,100,000	$3,160,710
Google Inc., Class A *	7,208	4,178,333
Google Inc., Class C *	7,208	4,122,075
GrubHub, Inc. *	41,970	1,523,091
NetEase, Inc., ADR (China)	18,240	1,532,890
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	37,160	3,387,134
SouFun Holdings Ltd., Class A, ADR (China)	402,590	4,617,707
Twitter, Inc. *	23,540	1,063,773
Youku Tudou Inc., ADR (China)*	109,112	2,077,493
YY Inc., Class A, ADR (China)*	25,720	1,988,670
		29,526,880
	TOTAL INFORMATION TECHNOLOGY	29,526,880
MATERIALS – (1.67%)
Air Products and Chemicals, Inc.	9,450	1,246,928
Lafarge S.A. (France)	26,430	2,057,145
	TOTAL MATERIALS	3,304,073
TOTAL COMMON STOCK – (Identified cost $153,063,181)		187,190,297
STOCK WARRANTS – (0.47%)
FINANCIALS – (0.47%)
Banks – (0.47%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	48,510	937,698
TOTAL STOCK WARRANTS – (Identified cost $372,195)		937,698
SHORT-TERM INVESTMENTS – (6.09%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.09%, 08/01/14, dated 07/31/14, repurchase value of $4,739,012 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.375%, 08/07/14-01/14/16, total market value $4,833,780)	$4,739,000	4,739,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.10%, 08/01/14, dated 07/31/14, repurchase value of $4,891,014 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-7.50%, 06/15/23-07/20/44, total market value $4,988,820)	4,891,000	4,891,000

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2014 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.12%, 08/01/14, dated 07/31/14, repurchase value of $2,445,008 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.156%-5.00%, 06/01/24-07/01/44, total market value $2,493,900)	$2,445,000	$2,445,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $12,075,000)		12,075,000
		Total Investments – (100.91%) – (Identified cost $165,510,376) – (b)	200,202,995
		Liabilities Less Other Assets – (0.91%)	(1,796,799)
		Net Assets – (100.00%)	$198,406,196

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $3,160,710 or 1.59% of the Fund's net assets as of July 31, 2014.

(b)	Aggregate cost for federal income tax purposes is $166,210,988. At July 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$40,243,649
		Unrealized depreciation	(6,251,642)
		Net unrealized appreciation	$33,992,007

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
July 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (99.58%)
CONSUMER DISCRETIONARY – (21.21%)
Consumer Durables & Apparel – (7.55%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	41,320	$3,920,946
Hunter Douglas N.V. (Netherlands)	33,420	1,503,661
		5,424,607
Media – (4.29%)
Grupo Televisa S.A.B., ADR (Mexico)	86,520	3,079,247
Retailing – (9.37%)
Ctrip.com International, Ltd., ADR (China)*	34,220	2,191,106
JD.com Inc., Class A, ADR (China)*	27,400	783,092
Jumei International Holding Ltd., Class A, ADR (China)*	6,200	176,948
Vipshop Holdings Ltd., ADS (China)*	17,420	3,580,507
		6,731,653
	TOTAL CONSUMER DISCRETIONARY	15,235,507
CONSUMER STAPLES – (17.95%)
Food & Staples Retailing – (0.80%)
Brasil Pharma S.A. (Brazil)*	363,100	571,357
Food, Beverage & Tobacco – (17.15%)
Diageo PLC (United Kingdom)	104,732	3,145,345
Heineken Holding N.V. (Netherlands)	57,990	3,692,101
Lindt & Spruengli AG - Participation Certificate (Switzerland)	720	3,740,087
Nestle S.A. (Switzerland)	18,710	1,385,289
United Spirits Ltd. (India)	9,180	357,256
		12,320,078
	TOTAL CONSUMER STAPLES	12,891,435
ENERGY – (3.45%)
Canadian Natural Resources Ltd. (Canada)	56,800	2,476,480
	TOTAL ENERGY	2,476,480
FINANCIALS – (5.24%)
Diversified Financials – (5.24%)
Capital Markets – (0.95%)
CETIP S.A. - Mercados Organizados (Brazil)	48,500	678,519
Diversified Financial Services – (4.29%)
BM&FBOVESPA S.A. (Brazil)	274,260	1,463,929
Groupe Bruxelles Lambert S.A. (Belgium)	11,200	1,113,922
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,960	504,482
		3,082,333
		3,760,852
	TOTAL FINANCIALS	3,760,852
HEALTH CARE – (14.86%)
Health Care Equipment & Services – (7.96%)
Diagnosticos da America S.A. (Brazil)	202,090	1,320,098
Essilor International S.A. (France)	25,050	2,447,087
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	358,000	367,216
Sinopharm Group Co. - H (China)	538,800	1,582,323
		5,716,724

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2014 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (6.90%)
Roche Holding AG - Genusschein (Switzerland)	10,620	$3,081,983
Sinovac Biotech Ltd. (China)*	153,485	853,377
Valeant Pharmaceuticals International, Inc. (Canada)*	8,680	1,018,945
		4,954,305
	TOTAL HEALTH CARE	10,671,029
INDUSTRIALS – (18.72%)
Capital Goods – (9.87%)
Assa Abloy AB, Class B (Sweden)	13,200	648,586
Brenntag AG (Germany)	4,510	724,078
Schindler Holding AG - Participation Certificate (Switzerland)	11,890	1,776,938
Schneider Electric SE (France)	46,460	3,937,787
		7,087,389
Commercial & Professional Services – (3.95%)
Experian PLC (United Kingdom)	165,822	2,837,333
Transportation – (4.90%)
Kuehne & Nagel International AG (Switzerland)	26,380	3,517,978
	TOTAL INDUSTRIALS	13,442,700
INFORMATION TECHNOLOGY – (14.15%)
Software & Services – (14.15%)
58.com Inc., Class A, ADR (China)*	3,340	164,161
NetEase, Inc., ADR (China)	25,550	2,147,222
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	23,925	2,180,764
SouFun Holdings Ltd., Class A, ADR (China)	237,530	2,724,469
Youku Tudou Inc., ADR (China)*	95,480	1,817,939
YY Inc., Class A, ADR (China)*	14,630	1,131,192
		10,165,747
	TOTAL INFORMATION TECHNOLOGY	10,165,747
MATERIALS – (4.00%)
Lafarge S.A. (France)	36,950	2,875,956
	TOTAL MATERIALS	2,875,956
TOTAL COMMON STOCK – (Identified cost $57,190,539)		71,519,706
SHORT-TERM INVESTMENTS – (0.34%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.09%, 08/01/14, dated 07/31/14, repurchase value of $96,000 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.375%, 08/07/14-01/14/16, total market value $97,920)	$96,000	96,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.10%, 08/01/14, dated 07/31/14, repurchase value of $99,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 06/15/41-07/15/44, total market value $100,980)	99,000	99,000

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2014 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.12%, 08/01/14, dated 07/31/14, repurchase value of $50,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-5.00%, 06/01/25-07/01/44, total market value $51,000)	$50,000	$50,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $245,000)		245,000
		Total Investments – (99.92%) – (Identified cost $57,435,539) – (a)	71,764,706
		Other Assets Less Liabilities – (0.08%)	54,890
Net Assets – (100.00%)			$71,819,596

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $58,201,420. At July 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$16,344,334
		Unrealized depreciation	(2,781,048)
Net unrealized appreciation			$13,563,286

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	July 31, 2014 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to pricing partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2014 (Unaudited)

Value Measurements - (Continued)

The following is a summary of the inputs used as of July 31, 2014 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$38,398,617	$9,810,900
Consumer Staples	1,465,662	571,357
Energy	4,895,772	2,476,480
Financials	14,633,136	2,142,448
Health Care	16,599,954	3,192,420
Industrials	23,622,233	–
Information Technology	26,366,170	10,165,747
Materials	1,246,928	–
Total Level 1	127,228,472	28,359,352

Level 2 – Other Significant Observable Inputs:*
Consumer Discretionary	8,750,783	5,424,607
Consumer Staples	20,240,801	12,320,078
Financials	1,807,078	1,618,404
Health Care	3,447,148	7,478,609
Industrials	21,435,858	13,442,700
Materials	2,057,145	2,875,956
Short-term securities	12,075,000	245,000
Total Level 2	69,813,813	43,405,354

Level 3 – Significant Unobservable Inputs:
Equity securities:
Information Technology	3,160,710	–
Total Level 3	3,160,710	–
Total Investments	$200,202,995	$71,764,706

Level 1 to Level 2 Transfers:**
Consumer Discretionary	$8,750,783	$5,424,607
Consumer Staples	18,298,077	11,962,822
Financials	1,807,078	1,618,404
Health Care	3,447,148	7,478,609
Industrials	17,925,630	12,794,114
Materials	2,057,145	2,875,956
Total	$52,285,861	$42,154,512

*Includes certain securities trading primarily outside the U.S. whose value the Funds adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfer of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended July 31, 2014.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2014 (Unaudited)

Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended July 31, 2014:

Davis Global Fund
Investment Securities:
Beginning balance	$2,775,570
Increase in unrealized appreciation	385,140
Ending balance	$3,160,710

Increase in unrealized appreciation during the period on Level 3 securities still held at July 31, 2014.	$385,140

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table for Davis Global Fund
	Fair Value at	Valuation	Unobservable
Investments at Value	July 31, 2014	Technique	Input	Amount
Equity securities	$3,160,710	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	12.15%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund's investment. An increase in the discount rate would result in a decrease in the fair value of the investment.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  09/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  09/29/2014

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  09/29/2014